UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2018

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2018

MFS® Emerging Markets Debt Local Currency Fund

EML-SEM

MFS® Emerging Markets Debt Local Currency Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Bond exposure (i)

Issuer country weightings of bonds (i)(x)
Mexico	17.2%
South Africa	13.3%
Indonesia	13.3%
Malaysia	9.0%
Brazil	7.4%
Hungary	6.3%
Colombia	5.4%
Thailand	4.4%
Russia	3.8%
Other Countries	19.9%

Currency exposure (i)(y)

Fixed income sectors (i)
Sovereign Emerging Markets	90.3%
Other Government Entity-Emerging Markets Quasi Government	6.1%
Emerging Markets Corporate Bonds	3.3%
Developed Markets Corporate Bonds	0.3%
Emerging Markets Equity	0.1%
Government Securities Hedge (t)	(3.9)%

Composition including fixed income credit quality (a)(i)
A	16.3%
BBB	38.7%
BB	20.9%
B	2.7%
Not Rated	17.6%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	15.6%
Other	(11.9)%

Portfolio Composition – continued

Currency exposure weightings (i)(y)
Mexican Peso	10.0%
Indonesian Rupiah	9.3%
Colombian Peso	8.8%
Malaysian Ringgit	8.6%
Brazilian Real	8.3%
Turkish Lira	8.1%
Polish Zloty	7.4%
South African Rand	7.2%
United States Dollar	(8.9)%
Other Currencies	41.2%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	7.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts with a bond equivalent exposure of (3.9)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Portfolio Composition – continued

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2017 through April 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	1.10%	$1,000.00	$1,052.26	$5.60
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
B	Actual	1.85%	$1,000.00	$1,048.33	$9.40
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
C	Actual	1.85%	$1,000.00	$1,046.86	$9.39
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
I	Actual	0.85%	$1,000.00	$1,052.12	$4.32
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R1	Actual	1.85%	$1,000.00	$1,046.82	$9.39
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
R2	Actual	1.35%	$1,000.00	$1,049.48	$6.86
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R3	Actual	1.10%	$1,000.00	$1,050.68	$5.59
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R4	Actual	0.85%	$1,000.00	$1,057.90	$4.34
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R6	Actual	0.77%	$1,000.00	$1,052.47	$3.92
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 83.3%
Issuer	Shares/Par		Value ($)
Argentina - 0.8%
Letras del Banco Central de la Republica Argentina, Capital Appreciation, 0%, 6/21/2018	ARS	28,000,000	$1,307,533
Republic of Argentina, FLR, 27.25% (Argentina Badlar-7 Day) 6/21/2020	ARS	24,260,000	1,231,423

			$2,538,956
Bahamas - 0.2%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)		$754,000	$780,390

Brazil - 7.1%
Banco BTG Pactual Luxembourg S.A., 5.5%, 1/31/2023 (n)		$505,000	$492,375
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	60,834,000	18,218,531
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	12,876,000	3,823,242

			$22,534,148
Canada - 0.2%
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		$820,000	$779,000

Colombia - 5.1%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	6,009,000,000	$2,225,483
Republic of Colombia, 9.85%, 6/28/2027	COP	3,236,000,000	1,461,016
Titulos de Tesoreria, “B”, 6%, 4/28/2028	COP	6,000,200,000	2,067,255
Titulos de Tesoreria, “B”, 7%, 5/04/2022	COP	8,907,000,000	3,345,027
Titulos de Tesoreria, “B”, 10%, 7/24/2024	COP	10,014,500,000	4,307,552
Titulos de Tesoreria, “B”, 7%, 6/30/2032	COP	3,227,800,000	1,167,008
Titulos de Tesoreria, “B”, 4.75%, 4/04/2035	COP	3,901,148,167	1,565,881

			$16,139,222
Cote d’Ivoire - 0.3%
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	667,000	$815,747

Hungary - 4.4%
Republic of Hungary, 5.5%, 6/24/2025	HUF	1,887,660,000	$8,920,659
Republic of Hungary, 3%, 10/27/2027	HUF	1,269,520,000	5,083,861

			$14,004,520
India - 3.3%
Government of India, 7.61%, 5/09/2030	INR	708,670,000	$10,246,727

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - 13.0%
Republic of Indonesia, 0%, 2/14/2019	IDR	44,958,000,000	$3,094,468
Republic of Indonesia, 8.25%, 7/15/2021	IDR	141,164,000,000	10,653,887
Republic of Indonesia, 7%, 5/15/2022	IDR	141,192,000,000	10,300,800
Republic of Indonesia, 7%, 5/15/2027	IDR	53,541,000,000	3,877,273
Republic of Indonesia, 4.1%, 4/24/2028		$1,127,000	1,098,472
Republic of Indonesia, 9%, 3/15/2029	IDR	35,368,000,000	2,907,772
Republic of Indonesia, 8.75%, 5/15/2031	IDR	24,267,000,000	1,957,930
Republic of Indonesia, 7.5%, 8/15/2032	IDR	54,135,000,000	3,963,091
Republic of Indonesia, 7.5%, 5/15/2038	IDR	25,495,000,000	1,832,525
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (z)		$1,345,000	1,344,968

			$41,031,186
Kazakhstan - 0.8%
KazMunayGas National Co., 5.375%, 4/24/2030 (z)		$1,288,000	$1,287,614
KazMunayGas National Co., 6.375%, 10/24/2048 (z)		1,127,000	1,150,971

			$2,438,585
Kenya - 0.3%
Republic of Kenya, 7.25%, 2/28/2028 (n)		$421,000	$434,546
Republic of Kenya, 8.25%, 2/28/2048 (n)		446,000	459,804

			$894,350
Malaysia - 9.0%
Government of Malaysia, 0%, 9/07/2018	MYR	48,564,000	$12,238,116
Government of Malaysia, 3.58%, 9/28/2018	MYR	20,451,000	5,215,357
Government of Malaysia, 3.759%, 3/15/2019	MYR	32,035,000	8,182,989
Government of Malaysia, 4.232%, 6/30/2031	MYR	11,127,000	2,750,231

			$28,386,693
Mexico - 5.3%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$1,266,637
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	1,274,845
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	23,983,900	1,132,521
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	14,730,000	764,427
United Mexican States, 6.5%, 6/09/2022	MXN	90,240,000	4,673,968
United Mexican States, 8.5%, 5/31/2029	MXN	108,000,000	6,193,150
United Mexican States, 8%, 11/07/2047	MXN	27,730,000	1,538,224

			$16,843,772
Nigeria - 1.8%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$1,735
Federal Republic of Nigeria, 0%, 7/26/2018	NGN	640,409,000	1,729,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Nigeria - continued
Federal Republic of Nigeria, 0%, 8/23/2018	NGN	374,454,000	$1,002,736
Federal Republic of Nigeria, 0%, 9/27/2018	NGN	119,147,000	316,591
Federal Republic of Nigeria, 0%, 10/04/2018	NGN	648,170,000	1,712,429
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		$338,000	345,605
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		418,000	429,495

			$5,537,855
Paraguay - 0.3%
Republic of Paraguay, 5.6%, 3/13/2048 (n)		$798,000	$798,000

Peru - 3.1%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	10,087,000	$3,112,458
El Fondo Mivivienda S.A., 7%, 2/14/2024	PEN	10,346,000	3,490,543
Peru LNG, 5.375%, 3/22/2030 (n)		$986,000	979,838
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,387,000	1,315,916
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		725,000	747,656

			$9,646,411
Poland - 3.3%
Government of Poland, 2.5%, 7/25/2026	PLN	32,086,000	$8,831,798
Government of Poland, 2.75%, 4/25/2028	PLN	5,678,000	1,574,216

			$10,406,014
Russia - 3.8%
Russian Federation, 7%, 8/16/2023	RUB	159,425,000	$2,558,471
Russian Federation, 4.375%, 3/21/2029 (n)		$800,000	774,813
Russian Federation, 8.5%, 9/17/2031	RUB	201,522,000	3,530,255
Russian Federation, 7.7%, 3/23/2033	RUB	309,894,000	5,046,589

			$11,910,128
Serbia - 0.1%
Republic of Serbia, 6.75%, 11/01/2024		$409,314	$409,369

South Africa - 11.3%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$2,044,119
Republic of South Africa, 10.5%, 12/21/2026	ZAR	42,162,000	3,858,339
Republic of South Africa, 7%, 2/28/2031	ZAR	218,150,000	15,260,874
Republic of South Africa, 6.5%, 2/28/2041	ZAR	167,529,000	10,188,828
Transnet Ltd., 10.5%, 9/17/2020	ZAR	20,000,000	1,665,913
Transnet SOC Ltd., 9.5%, 5/13/2021	ZAR	22,700,000	1,808,351
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)	ZAR	9,960,000	793,444

			$35,619,868

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Sri Lanka - 0.4%
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		$793,000	$787,985
Republic of Sri Lanka, 6.75%, 4/18/2028 (n)		594,000	591,095

			$1,379,080
Thailand - 4.4%
Kingdom of Thailand, 3.875%, 6/13/2019	THB	259,884,000	$8,453,452
Kingdom of Thailand, 2.125%, 12/17/2026	THB	170,392,000	5,258,240

			$13,711,692
Turkey - 2.2%
Export Credit Bank of Turkey A.S., 6.125%, 5/03/2024 (z)		$789,000	$786,633
Republic of Turkey, 10.5%, 8/11/2027	TRY	20,274,000	4,541,823
Republic of Turkey, 6.125%, 10/24/2028		$1,607,000	1,598,965

			$6,927,421
United States - 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$937,000	$959,863
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,032,000	990,720

			$1,950,583
Uruguay - 2.2%
Oriental Republic of Uruguay, 9.875%, 6/20/2022 (n)	UYU	27,319,000	$999,328
Oriental Republic of Uruguay, 9.875%, 6/20/2022	UYU	46,647,000	1,706,346
Oriental Republic of Uruguay, 4.375%, 12/15/2028	UYU	80,827,876	3,069,096
Oriental Republic of Uruguay, 4.975%, 4/20/2055		$1,120,000	1,078,000

			$6,852,770
Total Bonds (Identified Cost, $257,149,716)			$262,582,487

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp. (Identified Cost, $1,265,281)		8,187	$252,282

Investment Companies (h) - 14.4%
Money Market Funds - 14.4%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $45,316,591)		45,321,891	$45,317,359

Other Assets, Less Liabilities - 2.2%			7,074,247
Net Assets - 100.0%			$315,226,375

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end,

Portfolio of Investments (unaudited) – continued

the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $45,317,359 and $262,834,769, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,377,988 representing 6.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Export Credit Bank of Turkey A.S., 6.125%, 5/03/2024	4/26/18	$784,857	$786,633
KazMunayGas National Co., 5.375%, 4/24/2030	4/18/18	1,288,000	1,287,614
KazMunayGas National Co., 6.375%, 10/24/2048	4/18/18	1,115,789	1,150,971
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	4/17/18	1,345,000	1,344,968
Total Restricted Securities			$4,570,186
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

BUBOR	Budapest Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JIBAR	Johannesburg Interbank Reference Rate
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won

Portfolio of Investments (unaudited) – continued

MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	4,289,000	USD	3,339,062	Goldman Sachs International	5/25/2018	$3,022
CNH	20,813,000	USD	3,275,722	Morgan Stanley Capital Services, Inc.	6/1/2018	13,830
CZK	1,778,000	USD	72,782	BNP Paribas S.A.	10/9/2018	11,855
CZK	73,983,000	USD	3,122,498	Goldman Sachs International	11/14/2018	407,776
CZK	43,448,000	USD	1,882,876	JPMorgan Chase Bank N.A.	10/9/2018	185,360
EGP	57,954,000	USD	3,168,617	JPMorgan Chase Bank N.A.	9/17/2018	32,872
EUR	2,840,000	USD	3,127,970	JPMorgan Chase Bank N.A.	11/14/2018	355,624
PHP	50,396,000	USD	967,665	JPMorgan Chase Bank N.A.	5/16/2018	5,588
TRY	15,167,000	USD	3,700,545	Citibank N.A.	5/25/2018	7,063
USD	1,252,676	MYR	4,864,060	Barclays Bank PLC	5/14/2018	13,447
USD	3,240,099	PLN	10,941,000	BNP Paribas S.A.	5/25/2018	122,223
USD	1,936,762	EUR	1,563,000	Brown Brothers Harriman	5/25/2018	46,328
USD	1,576,778	ILS	5,480,000	Brown Brothers Harriman	5/25/2018	52,089
USD	427,292	MXN	8,009,000	Brown Brothers Harriman	5/25/2018	522
USD	2,055,389	PLN	7,109,000	Brown Brothers Harriman	5/25/2018	29,525
USD	107,931	SGD	142,000	Brown Brothers Harriman	5/25/2018	797
USD	1,689,212	ZAR	20,613,000	Brown Brothers Harriman	5/25/2018	40,455
USD	388,764	CZK	8,016,000	Citibank N.A.	5/25/2018	10,136
USD	1,534,428	EUR	1,252,000	Citibank N.A.	5/25/2018	20,146
USD	190,587	HUF	48,341,000	Citibank N.A.	5/25/2018	4,271
USD	1,644,435	ILS	5,797,000	Citibank N.A.	5/25/2018	31,548
USD	571,010	PLN	1,955,000	Citibank N.A.	5/25/2018	13,890
USD	105,149	CNH	662,000	Citibank N.A.	6/1/2018	518
USD	813,368	BRL	2,699,000	Deutsche Bank AG	5/3/2018	42,930
USD	7,754,769	EUR	6,311,000	Deutsche Bank AG	5/25/2018	121,673

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	284,967	HUF	72,251,000	Deutsche Bank AG	5/25/2018	$6,498
USD	1,453,385	CZK	29,466,000	Deutsche Bank AG	9/5/2018	53,261
USD	4,765,931	EUR	3,867,000	Goldman Sachs International	5/25/2018	88,830
USD	1,777,751	JPY	193,212,000	Goldman Sachs International	5/25/2018	7,795
USD	2,229,339	MXN	41,372,000	Goldman Sachs International	5/25/2018	24,778
USD	307,718	PLN	1,073,000	Goldman Sachs International	5/25/2018	1,943
USD	366,316	TRY	1,486,000	Goldman Sachs International	5/25/2018	3,060
USD	158,971	ZAR	1,904,000	Goldman Sachs International	6/8/2018	6,959
USD	7,352,675	BRL	25,464,797	JPMorgan Chase Bank N.A.	5/3/2018	83,665
USD	10,837,356	INR	706,163,971	JPMorgan Chase Bank N.A.	5/11/2018	265,612
USD	57,180	KRW	60,954,000	JPMorgan Chase Bank N.A.	5/14/2018	98
USD	921,188	RON	3,488,000	JPMorgan Chase Bank N.A.	5/16/2018	17,442
USD	1,217,335	THB	38,115,000	JPMorgan Chase Bank N.A.	5/16/2018	9,934
USD	12,839,737	ZAR	152,590,007	JPMorgan Chase Bank N.A.	6/8/2018	657,228
USD	326,070	INR	21,323,000	JPMorgan Chase Bank N.A.	6/11/2018	7,915
USD	6,691,925	CZK	135,826,000	JPMorgan Chase Bank N.A.	9/5/2018	237,934
USD	5,637,550	BRL	18,449,737	Morgan Stanley Capital Services, Inc.	5/3/2018	371,011
USD	558,025	RUB	34,698,000	Morgan Stanley Capital Services, Inc.	5/14/2018	7,756
USD	12,675,456	EUR	10,276,000	Morgan Stanley Capital Services, Inc.	5/25/2018	246,729
USD	1,386,943	PEN	4,508,120	Morgan Stanley Capital Services, Inc.	6/25/2018	3,324

						$3,675,260

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
BRL	2,699,000	USD	775,330	Deutsche Bank AG	5/3/2018	$(4,891)
BRL	25,464,797	USD	7,279,400	JPMorgan Chase Bank N.A.	5/3/2018	(10,390)
BRL	11,934,060	USD	3,430,806	JPMorgan Chase Bank N.A.	6/4/2018	(34,466)
BRL	18,449,737	USD	5,466,140	Morgan Stanley Capital Services, Inc.	5/3/2018	(199,602)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
CAD	2,020,000	USD	1,600,068	Brown Brothers Harriman	5/25/2018	$(26,039)
CAD	2,056,000	USD	1,617,821	Goldman Sachs International	5/25/2018	(15,740)
CLP	1,915,260,000	USD	3,159,192	JPMorgan Chase Bank N.A.	5/23/2018	(36,791)
CLP	2,924,323,000	USD	4,822,289	Morgan Stanley Capital Services, Inc.	5/23/2018	(54,838)
COP	30,146,755,885	USD	11,021,773	Morgan Stanley Capital Services, Inc.	6/20/2018	(296,045)
CZK	8,046,000	USD	381,595	Goldman Sachs International	5/7/2018	(1,892)
CZK	434,840,000	USD	21,136,441	JPMorgan Chase Bank N.A.	9/5/2018	(474,320)
CZK	133,180,000	USD	6,603,564	JPMorgan Chase Bank N.A.	11/14/2018	(248,565)
EUR	5,995,226	USD	7,437,738	Goldman Sachs International	5/25/2018	(186,567)
EUR	7,580,000	USD	9,415,633	JPMorgan Chase Bank N.A.	5/25/2018	(247,694)
HUF	123,387,613	USD	489,804	Brown Brothers Harriman	5/25/2018	(14,245)
HUF	127,684,000	USD	493,863	Deutsche Bank AG	5/25/2018	(1,745)
ILS	11,278,000	USD	3,237,827	HSBC Bank	5/25/2018	(99,974)
JPY	242,971,000	USD	2,313,783	Brown Brothers Harriman	5/25/2018	(87,999)
JPY	977,111,000	USD	9,326,823	Goldman Sachs International	5/25/2018	(375,805)
KRW	3,470,551,000	USD	3,255,676	JPMorgan Chase Bank N.A.	5/14/2018	(5,578)
MXN	64,329,564	USD	3,476,854	Deutsche Bank AG	5/25/2018	(48,969)
MXN	19,394,000	USD	1,065,187	Goldman Sachs International	5/25/2018	(31,752)
MXN	283,186,712	USD	15,310,286	JPMorgan Chase Bank N.A.	5/25/2018	(220,314)
MYR	1,133,000	USD	291,222	Barclays Bank PLC	5/14/2018	(2,565)
PLN	11,736,713	USD	3,381,810	Citibank N.A.	5/25/2018	(37,178)
PLN	53,700,256	USD	15,858,794	JPMorgan Chase Bank N.A.	5/25/2018	(555,739)
RON	24,772,405	USD	6,587,977	JPMorgan Chase Bank N.A.	5/16/2018	(169,415)
RUB	12,406,000	USD	196,785	Barclays Bank PLC	5/14/2018	(41)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
RUB	185,612,195	USD	3,012,090	JPMorgan Chase Bank N.A.	5/14/2018	$(68,498)
RUB	51,318,015	USD	837,465	JPMorgan Chase Bank N.A.	5/23/2018	(24,525)
RUB	245,363,533	USD	3,987,900	Morgan Stanley Capital Services, Inc.	5/14/2018	(96,722)
RUB	176,101,904	USD	2,871,668	Morgan Stanley Capital Services, Inc.	5/23/2018	(81,997)
SGD	6,492,000	USD	4,955,797	Morgan Stanley Capital Services, Inc.	5/25/2018	(57,786)
SGD	2,044,000	USD	1,559,602	Royal Bank of Scotland Group PLC	5/25/2018	(17,468)
THB	690,595,904	USD	22,266,212	JPMorgan Chase Bank N.A.	5/16/2018	(389,638)
TRY	6,372,000	USD	1,563,995	Brown Brothers Harriman	5/25/2018	(6,345)
TRY	13,194,000	USD	3,241,744	Deutsche Bank AG	5/25/2018	(16,440)
TRY	52,883,844	USD	13,063,545	JPMorgan Chase Bank N.A.	5/25/2018	(135,968)
USD	326,796	MYR	1,283,000	Barclays Bank PLC	5/14/2018	(77)
USD	82,410	PHP	4,315,000	Barclays Bank PLC	5/16/2018	(922)
USD	3,327,086	CAD	4,289,000	Brown Brothers Harriman	5/25/2018	(14,998)
USD	3,114,693	JPY	340,041,000	Brown Brothers Harriman	5/25/2018	(320)
USD	459,243	MXN	8,677,000	Brown Brothers Harriman	5/25/2018	(3,122)
USD	146,022	TRY	609,000	Brown Brothers Harriman	5/25/2018	(2,849)
USD	1,589,559	MXN	30,103,000	Citibank N.A.	5/7/2018	(19,055)
USD	850,856	MXN	16,090,000	Goldman Sachs International	5/25/2018	(6,521)
USD	112,862	TRY	466,000	Goldman Sachs International	5/25/2018	(1,053)
USD	3,185,020	EUR	2,840,000	Goldman Sachs International	11/14/2018	(298,574)
USD	10,162,074	IDR	142,163,034,204	JPMorgan Chase Bank N.A.	5/14/2018	(45,838)
USD	471,239	THB	14,877,000	JPMorgan Chase Bank N.A.	5/16/2018	(32)
USD	3,228,628	PEN	10,556,000	JPMorgan Chase Bank N.A.	6/14/2018	(12,340)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	3,153,809	EGP	57,954,000	JPMorgan Chase Bank N.A.	9/17/2018	$(47,680)
USD	1,874,055	CZK	45,226,000	JPMorgan Chase Bank N.A.	10/9/2018	(278,818)
USD	3,066,017	CZK	73,983,000	JPMorgan Chase Bank N.A.	11/14/2018	(464,257)
ZAR	2,351,000	USD	197,627	Goldman Sachs International	5/25/2018	(9,579)
ZAR	3,843,000	USD	319,272	Morgan Stanley Capital Services, Inc.	6/8/2018	(12,455)

						$(5,603,036)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Ultra Note 10 yr	Short	USD	83	$10,614,922	June - 2018	$23,042

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	12	$1,726,125	June - 2018	$(6,944)

Uncleared Swap Agreements

Maturity Date		Notional Amount	Counter- party	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swap Agreements
2/18/26	ZAR	8,315,000	JPMorgan Chase Bank	8.715%/Quarterly	7.125% FLR (3 months JIBAR)/Quarterly	$47,952	$—	$47,952

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements

Maturity Date		Notional Amount	Counter- party	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swap Agreements
2/09/23	HUF	827,690,000	centrally cleared	1.26%/Semi-annually	0.4% FLR (6 months BUBOR)/Annually	$54,807	$—	$54,807
2/13/23	HUF	524,851,000	centrally cleared	1.22%/Annually	0.4% FLR (6 months BUBOR)/ Semi- annually	30,254	—	30,254
1/09/20	MXN	188,441,000	centrally cleared	7.92%/28 days	7.8448% FLR (28 day TIIE)/28 days	35,668	—	35,668
1/10/20	MXN	189,045,000	centrally cleared	7.92%/28 days	7.8428% FLR (28 day TIIE)/28 days	35,843	—	35,843
1/21/20	MXN	61,636,000	centrally cleared	7.875%/28 days	7.8456% FLR (28 day TIIE)/28 days	9,654	—	9,654
1/27/20	MXN	62,495,000	centrally cleared	7.76%/28 days	7.8303% FLR (28 day TIIE)/28 days	3,636	—	3,636
2/24/20	MXN	91,691,000	centrally cleared	7.77%/28 days	7.8303% FLR (28 day TIIE)/28 days	7,584	—	7,584
1/31/28	MXN	36,787,000	centrally cleared	8.085%/28 days	7.8428% FLR (28 day TIIE)/28 days	43,261	—	43,261
2/02/28	MXN	54,591,000	centrally cleared	8.09%/28 days	7.8407% FLR (28 day TIIE)/28 days	65,197	—	65,197
2/09/20	ZAR	41,548,000	centrally cleared	6.96%/ Quarterly	7.133% FLR (3 months JIBAR)/Quarterly	7,118	—	7,118
5/23/22	ZAR	20,737,000	centrally cleared	7.335%/Quarterly	7.125% FLR (3 months JIBAR)/Quarterly	13,973	—	13,973

						$306,995	$—	$306,995

At April 30, 2018, the fund had cash collateral of $2,483,935 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and deposits with brokers in the Statement of Assets and Liabilties are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $258,414,997)	$262,834,769
Investments in affiliated issuers, at value (identified cost, $45,316,591)	45,317,359
Cash	1,219,510
Foreign currency, at value (identified cost, $464,234)	449,899
Restricted cash for
Uncleared derivatives	1,550,000
Deposits with brokers for
Cleared swaps	790,535
Futures contracts	143,400
Receivables for
Forward foreign currency exchange contracts	3,675,260
Investments sold	3,131,119
Fund shares sold	644,897
Interest and dividends	5,110,472
Uncleared swaps, at value	47,952
Receivable from investment adviser	68,288
Other assets	1,140
Total assets	$324,984,600
Liabilities
Payables for
Distributions	$8,612
Forward foreign currency exchange contracts	5,603,036
Daily variation margin on open futures contracts	30,834
Daily variation margin on open cleared swap agreements	14,790
Investments purchased	3,450,218
Fund shares reacquired	24,214
Payable to affiliates
Shareholder servicing fee	171,003
Distribution and service fees	179
Payable for independent Trustees’ compensation	913
Deferred country tax expense payable	190,458
Accrued expenses and other liabilities	263,968
Total liabilities	$9,758,225
Net assets	$315,226,375
Net assets consist of
Paid-in capital	$321,897,116
Unrealized appreciation (depreciation) (net of $163,666 deferred country tax)	2,589,552
Accumulated net realized gain (loss)	(6,608,288)
Accumulated distributions in excess of net investment income	(2,652,005)
Net assets	$315,226,375
Shares of beneficial interest outstanding	43,988,603

Statement of Assets and liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,611,180	364,481	$7.16
Class B	183,593	25,602	7.17
Class C	660,949	92,249	7.16
Class I	13,789,378	1,929,928	7.15
Class R1	59,093	8,233	7.18
Class R2	59,919	8,357	7.17
Class R3	170,347	23,698	7.19
Class R4	60,988	8,470	7.20
Class R6	297,630,928	41,527,585	7.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.48 [100 / 95.75 x $7.16]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$9,927,908
Dividends from affiliated issuers	249,474
Foreign taxes withheld	(202,011)
Total investment income	$9,975,371
Expenses
Management fee	$1,205,947
Distribution and service fees	7,436
Shareholder servicing costs	265,688
Administrative services fee	28,907
Independent Trustees’ compensation	4,160
Custodian fee	133,578
Shareholder communications	8,780
Audit and tax fees	38,914
Legal fees	2,032
Miscellaneous	98,497
Total expenses	$1,793,939
Reduction of expenses by investment adviser and distributor	(538,576)
Net expenses	$1,255,363
Net investment income (loss)	$8,720,008
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $579 country tax)	$(359,270)
Affiliated issuers	(1,194)
Futures contracts	737,556
Swap agreements	(95,777)
Forward foreign currency exchange contracts	4,212,608
Foreign currency	(5,999)
Net realized gain (loss)	$4,487,924
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $81,104 increase in deferred country tax)	$4,056,159
Affiliated issuers	(1,866)
Futures contracts	(111,366)
Swap agreements	316,546
Forward foreign currency exchange contracts	(770,099)
Translation of assets and liabilities in foreign currencies	39,508
Net unrealized gain (loss)	$3,528,882
Net realized and unrealized gain (loss)	$8,016,806
Change in net assets from operations	$16,736,814

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/18 (unaudited)	Year ended 10/31/17
From operations
Net investment income (loss)	$8,720,008	$18,410,329
Net realized gain (loss)	4,487,924	3,159,750
Net unrealized gain (loss)	3,528,882	(5,048,349)
Change in net assets from operations	$16,736,814	$16,521,730
Distributions declared to shareholders
From net investment income	$(8,826,374)	$(14,403,566)
Change in net assets from fund share transactions	$(6,104,767)	$(7,524,036)
Total change in net assets	$1,805,673	$(5,405,872)
Net assets
At beginning of period	313,420,702	318,826,574
At end of period (including accumulated distributions in excess of net investment income of $2,652,005 and $2,545,639, respectively)	$315,226,375	$313,420,702

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
Class A			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$6.99		$6.96	$6.61	$8.62	$9.01		$9.10	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	$0.36	$0.37	$0.11		$0.49	$0.44
Net realized and unrealized gain (loss)	0.18		(0.06)	0.27	(1.97)	(0.38)		(0.08)	(0.73)
Total from investment operations	$0.36		$0.32	$0.63	$(1.60)	$(0.27)		$0.41	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.29)	$(0.14)	$(0.02)	$(0.01)		$—	$(0.24)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.14)	(0.39)	(0.11)		(0.50)	(0.17)
Total distributions declared to shareholders	$(0.19)		$(0.29)	$(0.28)	$(0.41)	$(0.12)		$(0.50)	$(0.44)
Net asset value, end of period (x)	$7.16		$6.99	$6.96	$6.61	$8.62		$9.01	$9.10
Total return (%) (r)(s)(t)(x)	5.08	(n)	4.77	9.82	(19.03)	(3.01	)(n)	4.78	(3.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.49	1.46	1.47	2.68	(a)	1.95	1.76
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.12	1.25	(a)	1.24	1.23
Net investment income (loss)	5.09	(a)	5.56	5.45	4.93	5.02	(a)	5.54	4.41
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$2,611		$2,186	$2,835	$2,723	$4,159		$4,773	$11,247

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class B			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$7.00		$6.97	$6.62	$8.63	$9.02		$9.11	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	$0.32	$0.32	$0.09		$0.43	$0.37
Net realized and unrealized gain (loss)	0.17		(0.06)	0.26	(1.98)	(0.38)		(0.09)	(0.73)
Total from investment operations	$0.33		$0.27	$0.58	$(1.66)	$(0.29)		$0.34	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.24)	$(0.12)	$(0.02)	$(0.01)		$—	$(0.19)
From net realized gain on investments	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.11)	(0.33)	(0.09)		(0.43)	(0.14)
Total distributions declared to shareholders	$(0.16)		$(0.24)	$(0.23)	$(0.35)	$(0.10)		$(0.43)	$(0.36)
Net asset value, end of period (x)	$7.17		$7.00	$6.97	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	4.69	(n)	3.99	8.96	(19.62)	(3.19	)(n)	3.97	(3.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.24	2.21	2.23	3.45	(a)	2.71	2.49
Expenses after expense reductions (f)	1.85	(a)	1.85	1.85	1.86	2.00	(a)	2.00	2.00
Net investment income (loss)	4.36	(a)	4.77	4.73	4.19	4.24	(a)	4.80	3.66
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$184		$192	$205	$185	$303		$296	$417

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class C			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$7.00		$6.97	$6.62	$8.63	$9.02		$9.11	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	$0.31	$0.32	$0.09		$0.43	$0.38
Net realized and unrealized gain (loss)	0.16		(0.06)	0.27	(1.98)	(0.38)		(0.09)	(0.74)
Total from investment operations	$0.32		$0.27	$0.58	$(1.66)	$(0.29)		$0.34	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.24)	$(0.12)	$(0.02)	$(0.01)		$—	$(0.19)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.11)	(0.33)	(0.09)		(0.43)	(0.14)
Total distributions declared to shareholders	$(0.16)		$(0.24)	$(0.23)	$(0.35)	$(0.10)		$(0.43)	$(0.36)
Net asset value, end of period (x)	$7.16		$7.00	$6.97	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	4.54	(n)	3.99	8.99	(19.62)	(3.19	)(n)	3.97	(3.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.24	2.20	2.28	3.44	(a)	2.71	2.55
Expenses after expense reductions (f)	1.85	(a)	1.85	1.85	1.87	2.00	(a)	2.00	2.00
Net investment income (loss)	4.32	(a)	4.76	4.65	4.17	4.26	(a)	4.80	3.88
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$661		$491	$560	$803	$1,745		$1,835	$1,927

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class I			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$6.98		$6.96	$6.61	$8.63	$9.02		$9.11	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.39	$0.38	$0.42	$0.12		$0.52	$0.46
Net realized and unrealized gain (loss)	0.18		(0.06)	0.27	(2.01)	(0.38)		(0.09)	(0.71)
Total from investment operations	$0.37		$0.33	$0.65	$(1.59)	$(0.26)		$0.43	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.31)	$(0.15)	$(0.03)	$(0.01)		$—	$(0.25)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.15)	(0.40)	(0.12)		(0.52)	(0.19)
Total distributions declared to shareholders	$(0.20)		$(0.31)	$(0.30)	$(0.43)	$(0.13)		$(0.52)	$(0.47)
Net asset value, end of period (x)	$7.15		$6.98	$6.96	$6.61	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	5.21	(n)	4.88	10.09	(18.92)	(2.94	)(n)	5.02	(2.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.21	1.20	1.52	2.44	(a)	1.71	1.47
Expenses after expense reductions (f)	0.85	(a)	0.86	0.85	0.89	1.00	(a)	1.00	1.00
Net investment income (loss)	5.28	(a)	5.51	5.67	5.21	5.26	(a)	5.80	4.56
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$13,789		$7,355	$1,965	$997	$28,918		$29,263	$27,883

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R1			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$7.01		$6.98	$6.62	$8.63	$9.02		$9.11	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	$0.32	$0.32	$0.09		$0.43	$0.34
Net realized and unrealized gain (loss)	0.17		(0.06)	0.27	(1.98)	(0.38)		(0.09)	(0.70)
Total from investment operations	$0.33		$0.27	$0.59	$(1.66)	$(0.29)		$0.34	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.24)	$(0.12)	$(0.02)	$(0.01)		$—	$(0.19)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.11)	(0.33)	(0.09)		(0.43)	(0.14)
Total distributions declared to shareholders	$(0.16)		$(0.24)	$(0.23)	$(0.35)	$(0.10)		$(0.43)	$(0.36)
Net asset value, end of period (x)	$7.18		$7.01	$6.98	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	4.68	(n)	3.99	9.15	(19.62)	(3.19	)(n)	3.97	(3.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.24	2.21	2.22	3.44	(a)	2.71	2.49
Expenses after expense reductions (f)	1.85	(a)	1.85	1.85	1.86	2.00	(a)	2.00	2.00
Net investment income (loss)	4.36	(a)	4.78	4.71	4.21	4.25	(a)	4.80	3.41
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$59		$56	$60	$55	$103		$104	$97

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R2			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$7.00		$6.97	$6.62	$8.63	$9.02		$9.11	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	$0.34	$0.36	$0.11		$0.48	$0.39
Net realized and unrealized gain (loss)	0.17		(0.06)	0.28	(1.98)	(0.39)		(0.09)	(0.70)
Total from investment operations	$0.35		$0.31	$0.62	$(1.62)	$(0.28)		$0.39	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.28)	$(0.14)	$(0.02)	$(0.01)		$—	$(0.22)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.13)	(0.37)	(0.10)		(0.48)	(0.16)
Total distributions declared to shareholders	$(0.18)		$(0.28)	$(0.27)	$(0.39)	$(0.11)		$(0.48)	$(0.41)
Net asset value, end of period (x)	$7.17		$7.00	$6.97	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	4.95	(n)	4.51	9.54	(19.21)	(3.06	)(n)	4.50	(3.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.74	1.71	1.86	2.95	(a)	2.21	2.00
Expenses after expense reductions (f)	1.35	(a)	1.36	1.35	1.38	1.50	(a)	1.50	1.50
Net investment income (loss)	4.87	(a)	5.26	5.19	4.60	4.76	(a)	5.37	3.93
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$60		$60	$55	$69	$422		$436	$109

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R3			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$7.01		$6.97	$6.62	$8.63	$9.02		$9.11	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.39	$0.37	$0.37	$0.11		$0.49	$0.42
Net realized and unrealized gain (loss)	0.19		(0.06)	0.26	(1.97)	(0.38)		(0.08)	(0.70)
Total from investment operations	$0.37		$0.33	$0.63	$(1.60)	$(0.27)		$0.41	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.29)	$(0.14)	$(0.02)	$(0.01)		$—	$(0.24)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.14)	(0.39)	(0.11)		(0.50)	(0.17)
Total distributions declared to shareholders	$(0.19)		$(0.29)	$(0.28)	$(0.41)	$(0.12)		$(0.50)	$(0.44)
Net asset value, end of period (x)	$7.19		$7.01	$6.97	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	5.22	(n)	4.92	9.81	(19.00)	(3.00	)(n)	4.76	(3.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.50	1.46	1.38	2.69	(a)	1.96	1.74
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.11	1.25	(a)	1.25	1.25
Net investment income (loss)	4.99	(a)	5.64	5.46	5.01	5.01	(a)	5.56	4.21
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$170		$60	$301	$262	$140		$143	$120

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R4			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$7.00		$6.97	$6.62	$8.63	$9.02		$9.11	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.39	$0.38	$0.39	$0.12		$0.52	$0.44
Net realized and unrealized gain (loss)	0.20		(0.05)	0.27	(1.97)	(0.38)		(0.09)	(0.69)
Total from investment operations	$0.40		$0.34	$0.65	$(1.58)	$(0.26)		$0.43	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.31)	$(0.15)	$(0.03)	$(0.01)		$—	$(0.25)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.15)	(0.40)	(0.12)		(0.52)	(0.19)
Total distributions declared to shareholders	$(0.20)		$(0.31)	$(0.30)	$(0.43)	$(0.13)		$(0.52)	$(0.47)
Net asset value, end of period (x)	$7.20		$7.00	$6.97	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	5.64	(n)	5.03	10.08	(18.79)	(2.94	)(n)	5.02	(2.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.22	1.21	1.22	2.44	(a)	1.71	1.49
Expenses after expense reductions (f)	0.85	(a)	0.86	0.85	0.86	1.00	(a)	1.00	1.00
Net investment income (loss)	5.67	(a)	5.54	5.71	5.22	5.26	(a)	5.81	4.41
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$61		$282	$55	$50	$100		$104	$99

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R6			10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14	7/31/13 (i)
	(unaudited)
Net asset value, beginning of period	$7.00		$6.97	$6.62	$8.63	$9.02		$9.11	$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.41	$0.39	$0.38	$0.12		$0.52	$0.33
Net realized and unrealized gain (loss)	0.17		(0.06)	0.27	(1.96)	(0.38)		(0.08)	(0.96)
Total from investment operations	$0.37		$0.35	$0.66	$(1.58)	$(0.26)		$0.44	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.32)	$(0.16)	$(0.03)	$(0.01)		$—	$(0.19)
From net realized gain	—		—	—	—	—		—	(0.03)
From tax return of capital	—		—	(0.15)	(0.40)	(0.12)		(0.53)	(0.14)
Total distributions declared to shareholders	$(0.20)		$(0.32)	$(0.31)	$(0.43)	$(0.13)		$(0.53)	$(0.36)
Net asset value, end of period (x)	$7.17		$7.00	$6.97	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(t)(x)	5.25	(n)	5.15	10.19	(18.75)	(2.93	)(n)	5.06	(6.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.11	0.96	2.39	(a)	1.67	1.46	(a)
Expenses after expense reductions (f)	0.77	(a)	0.75	0.75	0.80	0.95	(a)	0.96	0.96	(a)
Net investment income (loss)	5.43	(a)	5.88	5.81	5.12	5.33	(a)	5.84	4.96	(a)
Portfolio turnover	39	(n)	126	80	102	28	(n)	116	188
Net assets at end of period (000 omitted)	$297,631		$302,738	$312,790	$309,700	$95		$98	$94

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the inception of Class R6, December 3, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$252,282	$—	$—	$252,282
Non-U.S. Sovereign Debt	—	251,142,811	—	251,142,811
U.S. Corporate Bonds	—	990,720	—	990,720
Foreign Bonds	—	10,448,956	—	10,448,956
Mutual Funds	45,317,359	—	—	45,317,359
Total	$45,569,641	$262,582,487	$—	$308,152,128

Other Financial Instruments
Futures Contracts – Assets	$23,042	$—	$—	$23,042
Futures Contracts – Liabilities	(6,944)	—	—	(6,944)
Swap Agreements – Assets	—	354,947	—	354,947
Forward Foreign Currency Exchange Contracts – Assets	—	3,675,260	—	3,675,260
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,603,036)	—	(5,603,036)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$23,042	$(6,944)
Interest Rate	Interest Rate Swaps	354,947	—
Foreign Exchange	Forward Foreign Currency Exchange	3,675,260	(5,603,036)
Total		$4,053,249	$(5,609,980)

(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$737,556	$(72,019)	$—	$—
Foreign Exchange	—	—	4,212,608	86,692
Credit	—	(23,758)	—	—
Total	$737,556	$(95,777)	$4,212,608	$86,692

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(111,366)	$314,150	$—	$—
Foreign Exchange	—	—	(770,099)	13,625
Credit	—	2,396	—	—
Total	$(111,366)	$316,546	$(770,099)	$13,625

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA

Notes to Financial Statements (unaudited) – continued

Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2018:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(30,834)
Swaps, at value	47,952	—
Cleared Swap Agreements (a)	—	(14,790)
Forward Foreign Currency Exchange Contracts	3,675,260	(5,603,036)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$3,723,212	$(5,648,660)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	134,078	(163,066)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,589,134	$(5,485,594)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2018:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$13,447	$(3,605)	$—	$—	$9,842
Brown Brothers Harriman	169,716	(155,917)	—	—	13,799
Citibank N.A.	87,572	(56,233)	—	—	31,339
Deutsche Bank AG	224,362	(72,045)	—	—	152,317
Goldman Sachs International	544,163	(544,163)	—	—	—
JPMorgan Chase Bank	1,907,224	(1,907,224)	—	—	—
Morgan Stanley	642,650	(642,650)	—	—	—
Total	$3,589,134	$(3,381,837)	$—	$—	$207,297

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2018:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(3,605)	$3,605	$—	$—	$—
Brown Brothers Harriman	(155,917)	155,917	—	—	—
Citibank N.A.	(56,233)	56,233	—	—	—
Deutsche Bank AG	(72,045)	72,045	—	—	—
Goldman Sachs International	(927,483)	544,163	—	320,000	(63,320)
JPMorgan Chase Bank	(3,470,866)	1,907,224	—	1,120,000	(443,642)
Morgan Stanley	(799,445)	642,650	—	110,000	(46,795)
Total	$(5,485,594)	$3,381,837	$—	$1,550,000	$(553,757)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is

Notes to Financial Statements (unaudited) – continued

recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only

Notes to Financial Statements (unaudited) – continued

applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains)	$14,403,566

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$304,590,288
Gross appreciation	11,266,901
Gross depreciation	(7,705,061)
Net unrealized appreciation (depreciation)	$3,561,840

As of 10/31/17
Undistributed ordinary income	856,710
Capital loss carryforwards	(10,335,789)
Other temporary differences	(1,483,818)
Net unrealized appreciation (depreciation)	(3,618,284)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(7,487,866)
Long-Term	(2,847,923)
Total	$(10,335,789)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss)

Notes to Financial Statements (unaudited) – continued

are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/18	Year ended 10/31/17
Class A	$61,577	$97,775
Class B	4,233	7,491
Class C	13,072	17,305
Class I	270,134	134,514
Class R1	1,297	1,961
Class R2	1,512	2,245
Class R3	1,970	9,447
Class R4	3,108	5,094
Class R6	8,469,471	14,127,734
Total	$8,826,374	$14,403,566

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2018, this management fee reduction amounted to $14,298, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2019. For the six months ended April 30, 2018, this reduction amounted to $524,262, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $66 for the six months ended April 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,975
Class B	0.75%	0.25%	1.00%	1.00%	957
Class C	0.75%	0.25%	1.00%	1.00%	2,961
Class R1	0.75%	0.25%	1.00%	1.00%	294
Class R2	0.25%	0.25%	0.50%	0.50%	154
Class R3	—	0.25%	0.25%	0.25%	95
Total Distribution and Service Fees					$7,436

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2018, this rebate amounted to $16 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2018, were as follows:

Amount
Class A	$—
Class B	71
Class C	—

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2018, the fee was $857, which equated to 0.0005% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,444.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended April 30, 2018, these costs for the fund amounted to $257,387 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $269 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At April 30, 2018, MFS held approximately 100% of the outstanding shares of Class R1, Class R2, and Class R4.

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $108,873,202 and $146,183,885, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	76,966	$565,936	186,507	$1,321,588
Class B	750	5,437	11,692	80,301
Class C	24,192	174,737	15,947	111,174
Class I	1,343,742	9,829,733	1,072,541	7,593,699
Class R2	116	830	348	2,459
Class R3	14,848	110,164	2,764	19,215
Class R4	159	1,116	31,739	228,528
Class R6	1,320,121	9,512,991	2,721,084	18,529,084
	2,780,894	$20,200,944	4,042,622	$27,886,048

Shares issued to shareholders in reinvestment of distributions
Class A	8,297	$60,525	13,917	$96,022
Class B	193	1,407	431	2,987
Class C	1,468	10,714	1,944	13,494
Class I	36,752	267,503	17,146	120,765
Class R1	177	1,297	282	1,961
Class R2	205	1,498	323	2,245
Class R3	270	1,970	1,370	9,419
Class R4	366	2,649	722	5,094
Class R6	1,155,266	8,429,349	2,030,353	14,082,325
	1,202,994	$8,776,912	2,066,488	$14,334,312

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(33,312)	$(243,611)	(294,989)	$(2,061,948)
Class B	(2,808)	(20,453)	(14,069)	(100,178)
Class C	(3,532)	(25,813)	(28,217)	(193,670)
Class I	(504,102)	(3,687,767)	(318,588)	(2,175,924)
Class R1	—	—	(854)	(5,645)
Class R2	(472)	(3,486)	(1)	(4)
Class R3	—	(2)	(38,721)	(275,941)
Class R4	(32,327)	(228,549)	(74)	(523)
Class R6	(4,202,624)	(30,872,942)	(6,393,496)	(44,930,563)
	(4,779,177)	$(35,082,623)	(7,089,009)	$(49,744,396)

Net change
Class A	51,951	$382,850	(94,565)	$(644,338)
Class B	(1,865)	(13,609)	(1,946)	(16,890)
Class C	22,128	159,638	(10,326)	(69,002)
Class I	876,392	6,409,469	771,099	5,538,540
Class R1	177	1,297	(572)	(3,684)
Class R2	(151)	(1,158)	670	4,700
Class R3	15,118	112,132	(34,587)	(247,307)
Class R4	(31,802)	(224,784)	32,387	233,099
Class R6	(1,727,237)	(12,930,602)	(1,642,059)	(12,319,154)
	(795,289)	$(6,104,767)	(979,899)	$(7,524,036)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the Lifetime 2035 Fund were the owners of record of approximately 35%, 30%, 18%, 4%, 2%, 2%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2040 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2018, the fund’s commitment fee and interest expense were $1,054 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		32,459,265	91,889,069	(79,026,443)	45,321,891

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,194)	$(1,866)	$—	$249,474	$45,317,359

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Local Currency Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.